Collaborative arrangements (UCB) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
UCB [Member] | Research and development expense [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Cost recoveries	$ 60	$ 96	$ 66